Property and Equipment, net	12 Months Ended
Jun. 30, 2022
Property and Equipment, net [Abstract]
PROPERTY AND EQUIPMENT, NET

7 — PROPERTY AND EQUIPMENT, NET

As of June 30, 2022 and 2021, property and equipment, net consisted of the following:

	As of June 30,
	2022	2021
Electronic equipment	$777,547	$585,723
Leasehold improvements	230,635	—
Office equipment	83,226	1,850
	1,091,408	587,573
Less: Accumulated depreciation	(506,215)	(220,798)
Property and equipment, net	$585,193	$366,775

For the years ended June 30, 2022, 2021 and 2020, depreciation expenses were $309,639, $127,987 and $67,767, respectively.